NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE PROSPECTUS DATED NOVEMBER 30, 2018

David H. Lund has been named a portfolio manager of Nuveen International Growth Fund. Joseph R. O’Flaherty will continue to serve as a portfolio manager of the Fund. Reed D. Walters is no longer a portfolio manager of the Fund.

David H. Lund, CFA, began working in the financial services industry in 2005 and joined Nuveen Asset Management, LLC in 2011 as Vice President and Senior Research Analyst.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-IGFP-1019P

NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE PROSPECTUS DATED NOVEMBER 27, 2018

Reed D. Walters is no longer a portfolio manager of Nuveen Emerging Markets Equity Fund. David H. Lund will continue to serve as portfolio manager of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-EMEP-1019P

NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2018

David H. Lund has been named a portfolio manager of Nuveen International Growth Fund. Joseph R. O’Flaherty will continue to serve as a portfolio manager of the Fund. Reed D. Walters is no longer a portfolio manager of the Fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IGFSAI-1019P

NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 27, 2018

Reed D. Walters is no longer a portfolio manager of Nuveen Emerging Markets Equity Fund. David H. Lund will continue to serve as portfolio manager of the Fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-EMESAI-1019P